INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net loss for the year, before income taxes	$ (13,429)	$ (13,110)	$ (17,894)
Domestic tax rate applicable to the Corporation	35.00%	35.00%	35.00%
Income taxes at domestic tax statutory rate	$ (43)	$ (46)	$ (44)
Change in valuation allowance	43	46	44
Deferred tax provision (recovery)
Bahamas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net loss for the year, before income taxes	(13,305)	(12,978)	(17,767)
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net loss for the year, before income taxes	$ (124)	$ (132)	$ (129)